ACCRUED WARRANTY COSTS	12 Months Ended
Dec. 31, 2019
ACCRUED WARRANTY COSTS
ACCRUED WARRANTY COSTS

15. ACCRUED WARRANTY COSTS

The Company’s warranty activity is summarized below:

	Years Ended December 31,
	2017	2018	2019
	$	$	$
Beginning balance	61,139	55,659	50,605
Warranty provision	19,793	13,188	28,044
Warranty costs incurred	(26,552)	(16,732)	(23,282)
Foreign exchange effect	1,279	(1,510)	511
Ending balance	55,659	50,605	55,878